CONSOLIDATED STATEMENTS OF CASH FLOWS In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 RUB	Dec. 31, 2012 RUB	Dec. 31, 2011 RUB
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 411.7	13,474.0	8,223.0	5,773.0
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of property and equipment	109.5	3,584.0	2,812.0	1,826.0
Amortization of acquisition-related intangible assets	3.4	111.0	139.0	48.0
Amortization of debt discount and issuance costs	0.7	24.0
Share-based compensation expense	23.1	754.0	376.0	286.0
Deferred income taxes	(6.0)	(197.0)	72.0	(169.0)
Foreign exchange (gains)/losses	(4.2)	(139.0)	57.0	(101.0)
Gain from sale of equity securities/subsidiaries	(65.3)	(2,137.0)	(234.0)
Other	(0.9)	(28.0)	51.0	40.0
Changes in operating assets and liabilities excluding the effect of acquisitions:
Accounts receivable, net	(29.5)	(966.0)	(526.0)	(436.0)
Prepaid expenses and other assets	(39.8)	(1,301.0)	(923.0)	(974.0)
Accounts payable and accrued liabilities	36.5	1,195.0	1,277.0	1,044.0
Deferred revenue	12.3	401.0	195.0	347.0
Assets held for sale	(4.8)	(156.0)	(411.0)	(530.0)
Liabilities related to assets held for sale	2.6	86.0	421.0	352.0
Net cash provided by operating activities	449.3	14,705.0	11,529.0	7,506.0
CASH FLOWS USED IN INVESTING ACTIVITIES:
Purchase of property and equipment	(150.8)	(4,936.0)	(3,984.0)	(5,530.0)
Acquisitions of businesses, net of cash acquired	(74.5)	(2,438.0)		(735.0)
Investments in non-marketable equity securities	(0.5)	(14.0)	(47.0)	(478.0)
Proceeds from sale of equity securities	61.8	2,023.0	174.0
Investments in debt securities				(6,548)
Proceeds from maturity of debt securities	151.8	4,969.0	1,521.0
Investments in term deposits	(349.8)	(11,450.0)	(16,585.0)	(13,028.0)
Maturities of term deposits	345.0	11,290.0	8,512.0	9,200.0
Loans granted	(8.5)	(279.0)
Escrow cash deposit	3.8	125.0	219.0	(433.0)
Net cash used in investing activities	(21.7)	(710.0)	(10,190.0)	(17,552.0)
CASH FLOWS PROVIDED BY FINANCING ACTIVITIES:
Proceeds from exercise of share options	13.4	439.0	361.0	231.0
Repurchase of share options				(8)
Proceeds from issuance of convertible debt	602.5	19,719.0
Payment of debt discount and issuance costs	(5.4)	(179.0)
Proceeds from issuance of ordinary shares				11,403
Ordinary shares issuance costs				(28)
Repurchases of ordinary shares	(260.3)	(8,518.0)
Net cash provided by financing activities	350.2	11,461.0	361.0	11,598.0
Effect of exchange rate changes on cash and cash equivalents	15.6	513.0	(205.0)	1,353.0
Net change in cash and cash equivalents	793.4	25,969.0	1,495.0	2,905.0
Cash and cash equivalents at beginning of period	226.9	7,425.0	5,930.0	3,025.0
Cash and cash equivalents at end of period	1,020.3	33,394.0	7,425.0	5,930.0
Supplemental disclosure of cash flow information:
Cash paid for income taxes	90.0	2,944.0	1,991.0	1,669.0
Cash paid for acquisitions	75.8	2,481.0		745.0
Non-cash investing activities:
Change in accounts payable for property and equipment	5.9	193.0	16.0	183.0
Non-cash consideration from sale of equity securities			144
Non-cash consideration for purchase of equity securities	$ 3.4	112.0